Long Term Debt - Summary of Aggregate Maturities of Long Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Debt Disclosure [Abstract]
2021	₨ 2,338	$ 31.0
2022	5,472	72.6
2023	38,973	517.0
2024	1,150	15.3
2025	29,829	395.7
Thereafter	12,266	162.6
Total: aggregate maturities of long-term debt	90,028	1,194.2
Less: carrying value of unamortized debt financing costs	(1,139)	(15.1)
Total debt	88,889	1,179.1	₨ 68,947
Less: current portion of long-term debt	(2,303)	(30.5)	(7,289)
Long-term debt	₨ 86,586	$ 1,148.6	₨ 61,658